CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 299,815,046	$ 41,074,495	¥ (37,873,274)	¥ (1,111,207,883)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Bitcoin mining income	(652,986,472)	(89,458,780)
Depreciation and amortization	87,175,131	11,942,944	7,860,269	6,740,027
Amortization of lease right-of-use assets	8,908,802	1,220,501	10,784,256	10,750,177
Share-based compensation expense	17,114,743	2,344,710	38,490,513	158,522,520
Loss on risk assurance liabilities				299,863,403
Net loss (gain) on contingent risk assurance liabilities	(27,801,042)	(3,808,727)	25,631,610
Provision (net recovery on provision) for credit losses	(269,865,102)	(36,971,367)	(136,485,155)	319,359,716
Impairment loss from goodwill			148,657,971
Impairment loss from inventory			1,112,890
Guarantee income	(74,431,176)	(10,197,029)	(212,121,156)
Net loss on derivative instruments				1,162,556
Net investment loss (income)	(8,788,576)	(1,204,030)	49,125	15,331,464
Loss from change in fair value of receivable for bitcoin collateral	25,150,893	3,445,658
Loss from change in fair value of receivable for bitcoin collateral	191,666	26,258	(372,889)	228,463
Foreign exchange gain, net	(1,650,777)	(226,156)	(1,099,229)	(5,918,231)
Deferred income tax (benefit) expense			89,534,883	371,325,673
Changes in operating assets and liabilities:
Accounts receivable	53,837,529	7,375,711	201,988,722	(43,292,555)
Financing receivables	244,035,732	33,432,758	264,739,425	(277,894,354)
Contract assets	155,698,135	21,330,557	466,848,191	651,550,665
Operating lease right-of-use assets			22,787,557	(91,476,934)
Other current and non-current assets	(471,778,030)	(64,633,325)	1,164,481,183	(370,316,107)
Risk assurance liabilities				(596,582,896)
Deferred guarantee income			34,006
Contingent risk assurance liabilities	(66,149,524)	(9,062,448)	(306,894,746)
Short-term and long-term operating lease liabilities	(7,417,764)	(1,016,230)	(36,614,466)	86,446,281
Accrued expenses, other current liabilities, and other non-current liabilities	378,737,811	51,886,867	(685,513,226)	8,022,963
Net cash provided by (used in) operating activities	(310,202,975)	(42,497,633)	1,026,026,460	(567,385,052)
Cash flows from investing activities:
Repayments of finance lease receivables	220,830,534	30,253,660	822,008,245	1,408,147,460
Origination of finance lease receivables				(75,819,047)
Purchase of held-to-maturity investment	(5,658,086,925)	(775,154,731)	(4,805,030,501)	(3,934,700,190)
Maturities of held-to-maturity investment	5,107,112,585	699,671,555	5,541,620,387	4,353,760,611
Proceeds from redemption of other short-term investments, net	9,042,358	1,238,798	567,191,889	212,638,848
Disposal of property and equipment			692,889	123,354
Purchases of property and equipment and intangible assets	(582,357)	(79,783)	(1,784,632)	(4,622,233)
Purchases of mining machines	(928,199,648)	(127,162,830)
Net cash provided by (used in) investing activities	(1,249,883,453)	(171,233,331)	2,124,698,277	1,959,528,803
Cash flows from financing activities:
Payment to repurchase treasury shares	(90,913,003)	(12,455,030)	(246,882,138)	(105,835,309)
Proceeds from borrowings			228,081,410	684,819,308
Proceeds from exercise of share options	2,603,741	356,711	2,705,206	7,041,437
Repayment of borrowings	(39,071,500)	(5,352,774)	(1,177,683,477)	(1,705,178,591)
Distribution to shareholders				(1,871,055,593)
Net cash used in financing activities	(127,380,762)	(17,451,093)	(1,193,778,999)	(2,990,208,748)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,989,811)	(1,779,597)	48,897,458	270,267,366
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,700,457,001)	(232,961,654)	2,005,843,196	(1,327,797,631)
Cash, cash equivalents and restricted cash at beginning of the year	3,288,326,330	450,498,860	1,282,483,134	2,610,280,765
Cash, cash equivalents and restricted cash at the end of the year	1,587,869,329	217,537,206	3,288,326,330	1,282,483,134
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,289,629,981	176,678,583	1,020,604,191	378,917,318
Restricted cash - current - bank deposits held for short-term investments			1,670,006,785
Restricted cash - current - others	10,813,746	1,481,477	14,334,937	152,688,510
Restricted cash - non-current	287,425,602	39,377,146	583,380,417	750,877,306
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	1,587,869,329		3,288,326,330	1,282,483,134
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,646,196	362,527	7,844,174	33,818,292
Cash paid for interest			17,116,510	83,133,433
Non-cash investing and financing transactions
Liabilities assumed in connection with purchase of mining machines	922,032,248	126,317,900
Cancellation of treasury shares	69,900,042	9,576,266
Short-term debt received in the form of cryptocurrencies	124,584,293	17,067,978
Operating lease right-of-use asset obtained in exchange for operating lease liability	2,839,604	389,024	512,608	5,068,377
Operating lease right-of-use asset released in exchange for operating lease liability	¥ 266,929	$ 36,569	¥ 23,300,165	¥ 2,023,201